Intangible assets - Summary of Variations in the Earnings Before Interest and Tax Margin and Nominal Discount Rate (Detail)	Dec. 31, 2019
Variations in Earnings Before Interest and Tax One [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	1.00%
Discount rate before taxes	9.80%
EBIT	(9.50%)
Variations in Earnings Before Interest and Tax Two [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	0.00%
Discount rate before taxes	8.80%
EBIT	(10.50%)
Variations in Earnings Before Interest and Tax Three [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	(1.00%)
Discount rate before taxes	7.80%
EBIT	(11.50%)